General and Administrative Expenses - Summary of General and Administrative Expenses (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Profit sharing	R$ 37,198	R$ 28,788	R$ 15,886